THOMPSON COBURN LLP

One US Bank Plaza

St. Louis, MO 63101

(314) 552-6295

April 29, 2010

EDGAR CORRESPONDENCE

Deborah O’Neal-Johnson, Esq.

Senior Counsel

Securities and Exchange Commission

450 5th Street, NW, 5-6

Washington, DC 20549

Re: Unified Series Trust (SEC File Nos. 811-21237 and 333-100654)

Dear Ms. O’Neal-Johnson, Esq.:

          Enclosed for filing is Post-Effective Amendment (“PEA”) No. 142 to the registration statement on Form N-1A of Unified Series Trust (the “Trust”) in respect of its series, 3 to 1 Diversified Equity Fund, 3 to 1 Strategic Income Fund, and Crawford Dividend Growth Fund (each a “Fund” and collectively, the “Funds”).

          The purpose of this filing is to include each Fund’s annual updated performance returns and financial highlights, as well as the consent of its independent registered accountants. This filing also has been revised to address each of the Staff’s comments received with respect to PEA No. 140, as set forth in our response letter to the SEC Staff dated April 26th.

          Please contact me at (314) 552-6295 with any questions or comments. We appreciate your assistance in accelerating the effective date of PEA Nos. 140 and 142 to Friday, April 30th as set forth in the enclosed acceleration request.

Sincerely,

THOMPSON COBURN LLP

By: /s/ Dee Anne Sjögren

Unified Series Trust

2960 N. Meridian Street

Indianapolis, Indiana 46208

          In connection with Post-Effective Amendments No. 140 and No. 142 (the “PEAs”) to the registration statement on Form N-1A of Unified Series Trust (the “Trust”) in respect of its series, 3 to 1 Diversified Equity Fund, 3 to 1 Strategic Income Fund, and Crawford Dividend Growth Fund (each a “Fund” and collectively, the “Funds”), the undersigned officer of the Trust, on behalf of the Funds, hereby states as follows:

1.	The Funds acknowledge that all disclosures in the PEAs about the Funds are the responsibility of the Funds;

2.	The Funds acknowledges that, by declaring the PEAs effective, the Securities and Exchange Commission (“SEC”) does not relieve any Fund from its responsibility for the disclosures included therein; and

3.

The Trust and each Fund hereby represent and warrant that in the event the SEC takes action against it, neither the Trust nor the Fund will assert the declaration of effectiveness as a defense in any proceeding initiated by the SEC or any person under the federal securities laws.

Unified Series Trust

By: /s/ Tara Pierson
Tara Pierson, Assistant Secretary